Contingent liabilities, contractual commitments and guarantees	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees

34	Contingent liabilities, contractual commitments and guarantees

	HSBC		HSBC Holdings[1]
	2023	2022	2023	2022
	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	17,009	18,783	—	—
– performance and other guarantees	94,277	88,240	7,723	17,707
– other contingent liabilities	636	676	—	90
At 31 Dec	111,922	107,699	7,723	17,797
Commitments:[2]
– documentary credits and short-term trade-related transactions	7,818	8,241	—	—
– forward asset purchases and forward deposits placed	78,535	50,852	—	—
– standby facilities, credit lines and other commitments to lend	810,797	768,761	—	—
At 31 Dec	897,150	827,854	—	—
1  Guarantees by HSBC Holdings are in favour of other Group entities. These include contracts that provide protection against credit risk on a specified exposure but do not meet the definition of financial guarantees, which have been reclassified to ‘performance and other guarantees’. Prior period comparatives have been restated and the full balance reclassified.
2Includes $661,015m of commitments at 31 December 2023 (31 December 2022: $618,788m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.
The preceding table discloses the nominal principal amounts of off-balance sheet liabilities and commitments for the Group, which represent the maximum amounts at risk should the contracts be fully drawn upon and the clients default. As a significant portion of guarantees and commitments are expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements. The expected credit loss provision relating to guarantees and commitments under IFRS 9 is disclosed in Note 28.
The majority of the guarantees have a term of less than one year, while guarantees with terms of more than one year are subject to HSBC’s annual credit review process.
Contingent liabilities arising from legal proceedings, regulatory and other matters against Group companies are excluded from this note but are disclosed in Notes 28 and 36.
Financial Services Compensation Scheme
The Financial Services Compensation Scheme (‘FSCS’) provides compensation, up to certain limits, to eligible customers of financial services firms that are unable, or likely to be unable, to pay claims against them. The FSCS may impose a further levy on the Group to the extent the industry levies imposed to date are not sufficient to cover the compensation due to customers in any future possible collapse. The ultimate
FSCS levy to the industry as a result of a collapse cannot be estimated reliably. It is dependent on various uncertain factors including the potential recovery of assets by the FSCS, changes in the level of protected products (including deposits and investments) and the population of
FSCS members at the time.
Associates
HSBC’s share of associates’ contingent liabilities, contractual commitments and guarantees amounted to $69.9bn at 31 December 2023 (2022:
$64.8bn). No matters arose where HSBC was severally liable.